Income Taxes Relating to Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense

	For the Year Ended December 31
	2024	2023	2022
Current tax expense
Current year	$—	$—	$2

Disclosure of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit)
A reconciliation of accounting loss and income tax expense was as follows:

	For the Year Ended December 31,
	2024	2023	2022
Loss before income tax	$(122,754)	$(76,038)	$(98,906)
Tax at the domestic rates applicable to profits in the country concerned	$(32,554)	$(20,321)	$(21,554)
Tax effect of expenses that are not deductible for tax purposes	3,176	9,932	3,431
Unrecognized loss carryforwards and deductible temporary differences	29,378	10,389	18,125
Income tax expense	$—	$—	$2

Disclosure of Deductible Temporary Differences and Unused Loss Carryforwards	Deductible temporary differences and unused loss carryforwards for which no deferred tax assets have been recognized in the consolidated balance sheets were as follows:

	As of December 31
	2024	2023
Loss carryforwards
Expire in 2024	$—	$829
Expire in 2025	$9,242	$9,868
Expire in 2026	41,694	44,518
Expire in 2027	36,506	38,979
Expire in 2028	64,264	68,604
Expire in 2029	21,865	22,022
Expire in 2030	30,929	33,008
Expire in 2031	39,553	42,150
Expire in 2032	49,934	47,887
Expire in 2033	53,337	62,539
Expire in 2034	125,658	—
	$472,982	$370,404

Deductible temporary differences	$51,833	$39,682